Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of principal subsidiaries
The following are the principal subsidiaries of the Corporation:

	PERCENTAGE OWNED (%)	JURISDICTION
Cascades Canada ULC	100	Canada
Cascades USA Inc.	100	Delaware
Greenpac Holding LLC [1]	59.7	Delaware
Reno de Medici S.p.A. (RDM)	57.95	Italy

1 For accounting purposes, percentage stands at 82.83%, including indirect ownership. See Notes 5 and 8 B. for more details.